Notes to consolidated statements of cash flows - Summary of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes to consolidated statements of cash flows
New leases	€ 13,622	€ 46,465
Foreign exchange movement	(6,044)	439
Borrowings
Notes to consolidated statements of cash flows
Beginning balance	183,762	68,101
Changes from financing cash flows	157,037	115,222
Foreign exchange movement	(6,044)	439
Ending balance	334,755	183,762
Financing fund
Notes to consolidated statements of cash flows
Beginning balance	51,874	63,320
Changes from financing cash flows		(18,274)
Transfer from financing fund to loan note (non-cash)	(48,091)
Interest paid	(896)	(3,999)
Interest expense	2,642	7,787
Foreign exchange movement	(5,529)	3,040
Ending balance		51,874
Loan note
Notes to consolidated statements of cash flows
Changes from financing cash flows	(8,547)
Transfer from financing fund to loan note (non-cash)	48,091
Interest paid	(1,016)
Interest expense	2,251
Ending balance	40,779
Lease liabilities
Notes to consolidated statements of cash flows
Beginning balance	154,072	145,769
Changes from financing cash flows	(34,625)	(32,443)
Interest paid	(6,722)	(7,652)
New leases	13,622	46,465
Contract modifications	4,611	(10,057)
Disposals	(1,839)	(505)
Interest expense	6,722	7,652
Transfer to held for sale	(3,479)
Foreign exchange movement	(10,189)	4,843
Ending balance	122,173	154,072
Interest payable
Notes to consolidated statements of cash flows
Beginning balance	8,925	2,184
Interest paid	(6,624)	(3,793)
Interest expense	30,156	13,334
Foreign exchange movement	(1,414)	(2,800)
Ending balance	31,043	€ 8,925
Financing of intangible assets
Notes to consolidated statements of cash flows
Changes from financing cash flows	22,610
Increase arising from other non-current liabilities	4,570
Interest expense	888
Foreign exchange movement	(3,463)
Others	(888)
Ending balance	€ 23,717